VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 3,715	$ 3,150
3.250%, 5/15/42	1,195	1,166
3.000%, 8/15/48	7,650	7,228
2.000%, 2/15/50	2,045	1,585
1.375%, 8/15/50	12,745	8,389
1.875%, 2/15/51	5,255	3,942
2.000%, 8/15/51	440	340
2.250%, 2/15/52	605	498
2.875%, 5/15/52	2,335	2,205
U.S. Treasury Notes
0.125%, 3/31/23	4,655	4,565
2.500%, 4/30/24	1,200	1,190
0.250%, 5/31/25	1,610	1,486
0.375%, 7/31/27	1,200	1,049
1.125%, 2/15/31	2,565	2,204
1.625%, 5/15/31	900	804
1.250%, 8/15/31	1,170	1,007
1.375%, 11/15/31	830	720
Total U.S. Government Securities (Identified Cost $47,954)		41,528

Municipal Bonds—1.6%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	365
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	366
		731

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	2,072
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	440
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	59
New York—0.8%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	2,555	2,773
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	2,130	2,391
		5,164

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	439
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	154
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 585	$ 460
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	159
		1,212

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	604
Total Municipal Bonds (Identified Cost $11,291)		10,282

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	11
RegS 8.250%, 10/13/24(1)(2)	40	3
RegS 7.650%, 4/21/25(1)(2)	320	26
Dominican Republic 144A 6.000%, 2/22/33(3)	815	678
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	490
Oman Government International Bond 144A 7.375%, 10/28/32(3)	580	597
United Mexican States 2.659%, 5/24/31	645	531
Total Foreign Government Securities (Identified Cost $3,091)		2,336

Mortgage-Backed Securities—9.8%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	53	56
Pool #A62213 6.000%, 6/1/37	102	111
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	14	16
Pool #735061 6.000%, 11/1/34	110	118
Pool #880117 5.500%, 4/1/36	3	4
Pool #938574 5.500%, 9/1/36	65	69
Pool #310041 6.500%, 5/1/37	86	96
Pool #909092 6.000%, 9/1/37	7	7
Pool #972569 5.000%, 3/1/38	71	73
Pool #909175 5.500%, 4/1/38	56	60
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #929625 5.500%, 6/1/38	$ 73	$ 78
Pool #909220 6.000%, 8/1/38	60	65
		753

Non-Agency—9.7%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	494	451
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	419	394
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,056
2015-SFR1, A 144A 3.467%, 4/17/52(3)	932	913
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	332
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	502
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	705
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	727
Angel Oak Mortgage Trust LLC 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	470	449
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	638	614
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	818	755
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	195	188
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	1,007	978
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	605
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	82	75
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	98
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 2.046%, 3/15/37(3)(4)	800	763
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 2/15/29(3)(4)	920	907
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 10/25/59(3)(4)	376	359
BX Commercial Mortgage Trust 2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 3.295%, 2/15/39(3)(4)	247	230
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,200
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,132	1,013
	Par Value	Value

Non-Agency—continued
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	$ 391	$ 354
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	123	119
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	453	425
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	240	233
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	407	400
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	589	582
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	155	140
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	458
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	272
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(3)	297	282
2019-3, C 144A 3.265%, 10/15/52(3)	295	257
2018-2, A 144A 4.026%, 11/15/52(3)	289	288
2020-4, A 144A 1.174%, 12/15/52(3)	544	493
2020-3, A 144A 1.358%, 8/15/53(3)	536	484
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.808%, 4/25/44(3)(4)	10	9
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	436	425
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	321	300
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	152	146
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	92	88
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	408	386
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	823
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	43	42
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	577	519
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	587
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	776
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	90	85
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	17	16

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	$ 25	$ 24
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	28	28
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 2/15/38(3)(4)	1,080	1,045
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	508
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	240	230
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	488
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	508	442
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	1,199	1,025
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	23	22
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	17	16
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	169	155
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	362	337
2017-1, A2 144A 3.458%, 1/25/47(3)(4)	118	110
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	54	50
2017-5, A1 144A 3.053%, 10/26/48(3)(4)	121	119
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	166	159
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 2.324%, 12/15/37(3)(4)	652	623
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 5/15/36(3)(4)	565	554
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	280
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	480	460
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.768%, 2/25/55(3)(4)	400	392
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(3)(4)	180	178
MetLife Securitization Trust 2017-1A, M1 144A 3.432%, 4/25/55(3)(4)	860	802
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	395	383
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	365	335
	Par Value	Value

Non-Agency—continued
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	$ 509	$ 458
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	275	272
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	835	807
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	187	181
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	114	110
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	54	53
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	368	353
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	40	39
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	502	493
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	85	83
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	196	189
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	609
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	60	58
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	498	478
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	465	421
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	69	68
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	578	498
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	408
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	752	720
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	958	913
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	473	446
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	356	335
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	178	165
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	715	676
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	395
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	441
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	838

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR6, C 144A 1.855%, 7/17/38(3)	$ 145	$ 128
2022-SFR3, A 144A 3.200%, 4/17/39(3)	230	217
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	247	223
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	280	250
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	236	225
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	355	338
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	78	77
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	865	816
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(4)	72	71
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	108	106
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	184	163
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	126	122
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	160	159
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,068
2016-4, B1 144A 3.791%, 7/25/56(3)(4)	585	560
2017-1, A2 144A 3.500%, 10/25/56(3)(4)	485	476
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	179
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	670	628
2019-1, A1 144A 3.656%, 3/25/58(3)(4)	425	415
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	409
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,210
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	470
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	591
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	1,000
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	100	100
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,085
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	414
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	748
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	466
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	$ 510	$ 485
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	290	276
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	584	547
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	675	633
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	246	233
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	250	235
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	610	579
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	105	105
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	278
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	836	807
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	468	462
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	165	160
2021-1R, A1 144A 1.280%, 5/25/56(3)	271	254
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	661
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	101	90
		60,094

Total Mortgage-Backed Securities (Identified Cost $65,078)		60,847

Asset-Backed Securities—4.6%
Automobiles—2.9%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	900	873
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,184
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	660	657
2019-3A, D 144A 3.040%, 4/15/25(3)	575	570
2020-P1, B 0.920%, 11/9/26	775	709
2021-N3, D 1.580%, 6/12/28	585	547

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	$ 545	$ 537
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	467	464
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	511
2022-1A, A 144A 4.600%, 6/15/32(3)	595	592
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	150	150
Exeter Automobile Receivables Trust
2019-4A, C 144A 2.440%, 9/16/24(3)	140	140
2018-4A, D 144A 4.350%, 9/16/24(3)	82	82
2019-1A, D 144A 4.130%, 12/16/24(3)	92	92
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	746
2022-1A, C 144A 3.130%, 5/15/28(3)	685	649
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	518
2020-4, C 144A 1.280%, 2/16/27(3)	965	928
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	745	742
2022-1, B 144A 2.150%, 5/17/27(3)	545	511
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	745	736
2020-4A, C 144A 1.140%, 11/17/25(3)	930	900
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	294	295
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	659
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	506
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,390	1,370
2021-3, C 0.950%, 9/15/27	880	847
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	249	249
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	900	884
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	273	272
		17,920

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	667
	Par Value	Value

Credit Card—continued
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(3)	$ 775	$ 762
		1,429

Other—1.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	23	23
2019-A, C 144A 4.010%, 7/16/40(3)	720	691
2020-AA, B 144A 2.790%, 7/17/46(3)	755	708
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	816	733
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	207	203
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	588	550
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	427	386
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	319	299
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	72	72
2021-1A, A 144A 1.270%, 5/15/41(3)	458	424
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	517	492
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	533
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	593	555
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	60	60
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	708	635
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	519
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	497
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	172	170
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	234	225
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	863
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	339	328
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	375	368
		9,334

Total Asset-Backed Securities (Identified Cost $30,072)		28,683

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—11.2%
Communication Services—0.4%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	$ 460	$ 380
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	230	197
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	505	405
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	275	275
T-Mobile USA, Inc. 3.875%, 4/15/30	865	807
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	360	348
		2,412

Consumer Discretionary—0.5%
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	230	225
Brunswick Corp. 2.400%, 8/18/31	537	397
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	165	134
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	486	384
Ford Motor Co.
3.250%, 2/12/32	366	274
4.750%, 1/15/43	240	171
M/I Homes, Inc. 4.950%, 2/1/28	340	289
PulteGroup, Inc. 6.375%, 5/15/33	780	803
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	60	56
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	490	461
		3,194

Consumer Staples—0.3%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	40	32
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	514
BAT Capital Corp. 4.906%, 4/2/30	705	655
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	198
Church & Dwight Co., Inc. 5.000%, 6/15/52	585	598
		1,997

Energy—1.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	365	361
CrownRock LP
144A 5.625%, 10/15/25(3)	275	259
144A 5.000%, 5/1/29(3)	245	220
DCP Midstream Operating LP 3.250%, 2/15/32	190	149
	Par Value	Value

Energy—continued
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	$ 330	$ 280
Energy Transfer LP Series H 6.500% (5)	470	415
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	400	384
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	641
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)	630	635
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	500
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	740	661
Occidental Petroleum Corp. 6.125%, 1/1/31	325	329
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(6)	25	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	300
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	992
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(8)	255	14
Petroleos Mexicanos 7.690%, 1/23/50	560	374
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	578
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	202
Transcanada Trust 5.600%, 3/7/82	685	622
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	82	76
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	280	245
144A 3.875%, 11/1/33(3)	215	177
		8,414

Financials—3.4%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	495
Ally Financial, Inc. Series B 4.700% (5)	498	395
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	672
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	620	506
Bank of America Corp.
2.687%, 4/22/32	1,725	1,448
2.482%, 9/21/36	750	582
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	694
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	458
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	313	262
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	415	320
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	629

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Brookfield Finance, Inc. 2.724%, 4/15/31	$ 1,200	$ 1,014
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	175
Capital One Financial Corp. 2.359%, 7/29/32	573	437
Charles Schwab Corp. (The) Series H 4.000% (5)	775	597
Citadel LP 144A 4.875%, 1/15/27(3)	565	547
Citigroup, Inc. (SOFR + 1.280%) 2.599%, 2/24/28(4)(9)	339	325
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	27	27
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	706
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	365	288
Jefferies Group LLC 2.625%, 10/15/31	920	710
JPMorgan Chase & Co.
(SOFR + 1.180%) 2.472%, 2/24/28(4)	530	510
1.953%, 2/4/32	1,445	1,155
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	385	311
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	475	379
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)	615	415
MetLife, Inc. Series G 3.850% (5)	695	619
Morgan Stanley 6.375%, 7/24/42	580	664
OneMain Finance Corp. 6.875%, 3/15/25	260	246
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	384	350
Prudential Financial, Inc.
5.875%, 9/15/42	285	280
5.625%, 6/15/43	720	702
5.125%, 3/1/52	179	165
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	615
Synovus Financial Corp. 5.900%, 2/7/29	240	232
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	805	741
Wells Fargo & Co.
2.393%, 6/2/28	950	851
Series BB 3.900%(5)	1,155	995
Zions Bancorp NA 3.250%, 10/29/29	405	352
		20,869

Health Care—0.7%
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	128
	Par Value	Value

Health Care—continued
Baxter International, Inc. 2.539%, 2/1/32	$ 835	$ 705
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	355
3.700%, 3/15/32	119	106
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	511
HCA, Inc. 5.250%, 6/15/49	415	357
Illumina, Inc. 2.550%, 3/23/31	370	301
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	165	125
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	5	5
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	460	377
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	685	533
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	504
Viatris, Inc.
2.300%, 6/22/27	481	416
144A 2.300%, 6/22/27(3)	1	—(7)
		4,423

Industrials—1.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	454	448
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	494
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	523
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	460	359
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	608	536
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	730	688
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	25	24
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	365	338
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	455	349
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	778	664
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(3)	440	395
Masco Corp.
2.000%, 2/15/31	365	287
3.125%, 2/15/51	365	251
Pentair Finance S.a.r.l. 5.900%, 7/15/32	560	560
Sempra Global 144A 3.250%, 1/15/32(3)	729	612
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	200	185
TransDigm, Inc. 5.500%, 11/15/27	240	204

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Waste Management, Inc. 4.150%, 4/15/32	$ 266	$ 261
		7,178

Information Technology—1.1%
Broadcom, Inc.
4.150%, 11/15/30	712	652
144A 3.187%, 11/15/36(3)	38	29
CDW LLC 3.569%, 12/1/31	809	668
Citrix Systems, Inc. 3.300%, 3/1/30	975	951
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	45	39
144A 6.500%, 10/15/28(3)	65	54
Dell International LLC 8.100%, 7/15/36	594	693
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	758	706
HP, Inc. 5.500%, 1/15/33	710	693
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(3)	433	345
Leidos, Inc. 2.300%, 2/15/31	800	637
Motorola Solutions, Inc. 4.600%, 5/23/29	265	253
Oracle Corp.
2.875%, 3/25/31	280	231
3.850%, 4/1/60	140	96
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	305	284
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	715	603
		6,934

Materials—0.9%
Albemarle Corp. 5.050%, 6/1/32	640	625
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	785	759
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	515	511
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	455	409
Freeport-McMoRan, Inc. 5.450%, 3/15/43	575	532
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	619
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	635	522
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	762
Suzano Austria GmbH 2.500%, 9/15/28	295	239
Teck Resources Ltd. 6.125%, 10/1/35	540	572
		5,550

	Par Value	Value

Real Estate—0.9%
EPR Properties 4.750%, 12/15/26	$ 865	$ 813
GLP Capital LP
5.750%, 6/1/28	655	640
3.250%, 1/15/32	72	58
Kite Realty Group Trust 4.750%, 9/15/30	780	726
MPT Operating Partnership LP
4.625%, 8/1/29	105	92
3.500%, 3/15/31	410	323
Office Properties Income Trust 4.500%, 2/1/25	555	532
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	740
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	588
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	471
Service Properties Trust 4.950%, 2/15/27	340	250
VICI Properties LP
4.950%, 2/15/30	350	332
5.125%, 5/15/32	350	330
		5,895

Utilities—0.4%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	790	714
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	202
Puget Energy, Inc.
2.379%, 6/15/28	453	396
4.224%, 3/15/32	315	290
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	675
Vistra Corp. 144A 8.000% (3)(5)	235	226
		2,503

Total Corporate Bonds and Notes (Identified Cost $79,093)		69,369

Leveraged Loans—1.8%
Aerospace—0.2%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	77	71
Brown Group Holding LLC (1 month LIBOR + 2.500%) 4.166%, 6/7/28(4)	320	303
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.813%, 10/20/27(4)	235	233
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 4.416%, 9/22/28(4)	343	323
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(4)	240	237

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.916%, 5/30/25(4)	$ 244	$ 231
		1,398

Chemicals—0.2%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(4)	683	660
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 4.166%, 5/3/28(4)	221	208
		868

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 3.650%, 2/11/28(4)	246	236
Energy—0.1%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.916%, 3/28/24(4)	256	253
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 4.563%, 12/21/28(4)	249	215
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	218	207
		675

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 5.054%, 6/15/25(4)	371	350
Food / Tobacco—0.1%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 4.688%, 12/8/28(4)	154	146
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.489%, 8/3/25(4)	297	283
		429

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 3.005%, 7/1/26(4)	248	240
Gaming / Leisure—0.3%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(4)	608	584
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.374%, 6/22/26(4)	245	235
Pug LLC Tranche B (1 month LIBOR + 3.500%) 5.166%, 2/12/27(4)	173	156
	Par Value	Value

Gaming / Leisure—continued
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(4)	$ 95	$ 88
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.358%, 4/13/29(4)	135	128
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.920%, 2/8/27(4)	241	226
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	242	225
		1,642

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.813%, 1/4/26(4)	164	157
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 11/16/25(4)	435	405
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.500%) 3.645%, 4/20/29(4)	105	101
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(4)	100	93
		756

Housing—0.0%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	245	237
Information Technology—0.2%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.250%, 9/19/24(4)	389	373
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 4.500%, 9/21/28(4)	248	235
Sophia LP Tranche B (3 month LIBOR + 3.250%) 5.500%, 10/7/27(4)	243	226
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	243	230
UKG, Inc. 2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(4)	246	230
		1,294

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.521%, 10/8/27(4)	248	235
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(4)	249	240
		475

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 4.166%, 9/18/26(4)	$ 160	$ 157
Media / Telecom - Cable/Wireless Video—0.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(4)	243	223
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/15/27(4)	101	93
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.420%, 4/11/25(4)	360	346
Service—0.2%
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(4)	30	28
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(4)	242	227
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(4)	248	231
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 2/1/28(4)	319	299
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(4)	251	233
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.916%, 12/31/25(4)	237	223
		1,241

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.666%, 11/2/23(4)	488	424
Utilities—0.0%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 4.416%, 8/1/25(4)	242	228
Total Leveraged Loans (Identified Cost $11,921)		11,312

	Shares
Preferred Stocks—0.3%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304(10)	257
MetLife, Inc. Series D, 5.875%	277(10)	257
Truist Financial Corp. Series Q, 5.100%	680(10)	616
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	6,400	$ 167
		1,297

Industrials—0.1%
General Electric Co. Series D (3 month LIBOR + 3.330%), 5.159%(4)	725(10)	635
Total Preferred Stocks (Identified Cost $2,075)		1,932

Common Stocks—60.9%
Communication Services—4.8%
Adevinta ASA Class B(11)	199,477	1,441
Ascential plc(11)	533,970	1,687
Auto Trader Group plc	586,064	3,960
Baltic Classifieds Group plc(11)	1,990,994	3,160
Dayamitra Telekomunikasi PT	47,262,000	2,221
Infrastrutture Wireless Italiane SpA	207,635	2,107
Meta Platforms, Inc. Class A(11)	23,607	3,807
Moneysupermarket.com Group plc	839,826	1,780
New Work SE	15,527	2,203
Rightmove plc	625,567	4,328
ZoomInfo Technologies, Inc. Class A(11)	84,274	2,801
		29,495

Consumer Discretionary—11.0%
Airbnb, Inc. Class A(11)	53,231	4,742
Allegro.eu S.A.(11)	401,378	2,136
Amazon.com, Inc.(11)	235,280	24,989
AutoZone, Inc.(11)	1,659	3,565
Home Depot, Inc. (The)	20,290	5,565
Marriott International, Inc. Class A	50,455	6,862
Max Stock Ltd.	572,792	1,133
MercadoLibre, Inc.(11)	4,736	3,016
Mercari, Inc.(11)	163,400	2,348
NIKE, Inc. Class B	87,626	8,955
Ross Stores, Inc.	56,793	3,989
Victorian Plumbing Group plc(11)	1,405,019	958
		68,258

Consumer Staples—5.0%
Anhui Gujing Distillery Co., Ltd. Class B	202,700	3,162
Estee Lauder Cos., Inc. (The) Class A	25,868	6,588
Heineken Malaysia Bhd	509,500	2,661
McCormick & Co., Inc. Non-voting Shares	64,032	5,331
Monster Beverage Corp.(11)	70,661	6,550
Procter & Gamble Co. (The)	47,151	6,780
		31,072

Energy—1.5%
Devon Energy Corp.	41,591	2,292
Frontera Energy Corp.(11)	1,798	14
Hess Corp.	25,919	2,746
Pason Systems, Inc.	173,647	1,968
Pioneer Natural Resources Co.	11,138	2,485
		9,505

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Financials—5.4%
Bank of America Corp.	231,622	$ 7,210
CME Group, Inc. Class A	27,904	5,712
FinecoBank Banca Fineco SpA	119,896	1,435
Gruppo MutuiOnline SpA	75,613	1,911
Hargreaves Lansdown plc	202,026	1,937
MarketAxess Holdings, Inc.	15,794	4,044
Mortgage Advice Bureau Holdings Ltd.	248,987	2,728
Nordnet AB publ	66,366	867
Progressive Corp. (The)	45,949	5,343
Sabre Insurance Group plc	804,806	2,013
VNV Global AB(11)	169,419	399
		33,599

Health Care—5.3%
Danaher Corp.	38,620	9,791
Haw Par Corp., Ltd.	547,500	4,331
HealthEquity, Inc.(11)	43,290	2,658
Mettler-Toledo International, Inc.(11)	2,570	2,952
Nakanishi, Inc.	80,900	1,427
Zoetis, Inc. Class A	69,476	11,942
		33,101

Industrials—7.3%
Boa Vista Servicos S.A.	1,327,779	1,357
CAE, Inc.(11)	117,106	2,886
CoStar Group, Inc.(11)	109,544	6,618
Enento Group Oyj(11)	65,677	1,428
Equifax, Inc.	27,592	5,043
Fair Isaac Corp.(11)	11,638	4,666
Haitian International Holdings Ltd.	1,535,047	3,922
HeadHunter Group plc ADR(6)	115,928	—(7)
Howden Joinery Group plc	128,917	946
Knorr-Bremse AG	44,447	2,535
Marel HF	553,485	2,477
Meitec Corp.	143,400	2,311
MTU Aero Engines AG	19,904	3,623
Rotork plc	31,755	93
S-1 Corp.	72,665	3,593
Uber Technologies, Inc.(11)	183,925	3,763
		45,261

Information Technology—18.9%
Accenture plc Class A	25,812	7,167
Alten S.A.	27,211	2,960
Amphenol Corp. Class A	159,692	10,281
Avalara, Inc.(11)	91,982	6,494
Bill.com Holdings, Inc.(11)	65,992	7,255
Block, Inc. Class A(11)	32,253	1,982
Bouvet ASA	424,107	2,536
Brockhaus Technologies AG(11)	52,904	940
DocuSign, Inc.(11)	34,315	1,969
Duck Creek Technologies, Inc.(11)	219,670	3,262
FDM Group Holdings plc	156,435	1,617
MongoDB, Inc. Class A(11)	15,287	3,967
NVIDIA Corp.	88,151	13,363
Paycom Software, Inc.(11)	44,449	12,451
Roper Technologies, Inc.	17,851	7,045
Snowflake, Inc. Class A(11)	23,045	3,205
Trade Desk, Inc. (The) Class A(11)	146,668	6,144
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	92,506	$ 18,213
Workday, Inc. Class A(11)	45,855	6,400
		117,251

Materials—1.0%
Corp. Moctezuma SAB de C.V.	721,710	2,297
Ecolab, Inc.	26,167	4,023
		6,320

Real Estate—0.7%
Prologis, Inc.	35,540	4,181
Total Common Stocks (Identified Cost $303,161)		378,043

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	88,478	2
Total Warrant (Identified Cost $—)		2

Total Long-Term Investments—97.3% (Identified Cost $553,736)		604,334

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(12)	15,505,820	15,506
Total Short-Term Investment (Identified Cost $15,506)		15,506

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(12)(13)	325,576	325
Total Securities Lending Collateral (Identified Cost $325)		325

TOTAL INVESTMENTS—99.9% (Identified Cost $569,567)		$620,165
Other assets and liabilities, net—0.1%		864
NET ASSETS—100.0%		$621,029

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $109,759 or 17.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	All or a portion of security is on loan.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
United Kingdom	4
Germany	2
Canada	1
China	1
Japan	1
Italy	1
Other	8
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$28,683	$—	$28,683	$—
Corporate Bonds and Notes	69,369	—	69,369	—(1)
Foreign Government Securities	2,336	—	2,336	—
Leveraged Loans	11,312	—	11,312	—
Mortgage-Backed Securities	60,847	—	60,847	—
Municipal Bonds	10,282	—	10,282	—
U.S. Government Securities	41,528	—	41,528	—
Equity Securities:
Common Stocks	378,043	378,043	—	—(1)
Preferred Stocks	1,932	167	1,765	—
Warrant	2	2	—	—
Securities Lending Collateral	325	325	—	—
Money Market Mutual Fund	15,506	15,506	—	—
Total Investments	$620,165	$394,043	$226,122	$—(1)

(1)	Amount is less than $500.
Security held by the Fund with an end of period value of $—(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.